ACCOUNTS PAYABLE AND OTHER - Accounts Payable and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current
Accounts payable	$ 4,099	$ 3,665
Accrued and other liabilities	5,840	4,977
Lease liability	332	312
Financial liabilities	352	316
Unearned premiums reserve	586	620
Work in progress	1,175	1,397
Provisions and decommissioning liabilities	770	563
Liabilities associated with assets held for sale	42	0
Total current	13,196	11,850
Non-current
Accounts payable	90	119
Accrued and other liabilities	1,627	1,556
Lease liability	1,274	1,293
Financial liabilities	2,141	2,159
Unearned premiums reserve	1,463	1,608
Work in progress	49	1
Provisions and decommissioning liabilities	789	1,050
Total non-current	7,433	7,786
Bank overdrafts	636	727
Net defined benefit liability	642	771
Current net defined benefit liability	20	20
Non-current net defined benefit liability	622	751
Financial liability recognized for proceeds received from sale and leaseback transaction	1,673	1,732
Current financial liability recognized related to sale and leaseback of hospitals	74	66
Noncurrent financial liability recognized related to sale and leaseback of hospitals	$ 1,599	$ 1,666
Bottom of range
Non-current
Liability risk rate	2.80%	1.00%
Liability inflation rate	2.00%	2.00%
Top of range
Non-current
Liability risk rate	8.50%	8.50%
Liability inflation rate	3.00%	3.00%